Equity - Summary of Dividends Paid by the Group (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 132,383	$ 145,145	$ 103,329
Dividends paid, ordinary shares per share (USD per share)	$ 0.8716	$ 0.9840	$ 0.7020
Class A Common Share [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 51,375	$ 53,687	$ 38,082
Dividends paid, ordinary shares per share (USD per share)	$ 0.8716	$ 0.9840	$ 0.7020
Class B Common Share [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 81,008	$ 91,458	$ 65,247
Dividends paid, ordinary shares per share (USD per share)	$ 0.8716	$ 0.9840	$ 0.7020